STOCK-BASED COMPENSATION - Repurchases and Sales of Company Stock (Details) - OLD PlayStudios, Inc. - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Expensed	$ 25	$ 2,881	$ 9,232
Capitalized	0	119	687
Total	$ 25	$ 3,000	$ 9,919
Stock repurchase through exercise of right of first refusal
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Shares	25	9,570	2,130
Expensed	$ 25	$ 2,881	$ 707
Capitalized	0	119	148
Total	$ 25	$ 3,000	$ 855
Secondary transaction between employees and MGM
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Shares			10,050
Expensed			$ 6,485
Capitalized			349
Total			$ 6,834
Secondary transaction between employees and existing investors
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Shares			6,128
Expensed			$ 2,040
Capitalized			190
Total			$ 2,230